Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE FLOATING RATE FUND, INC.
Entity Central Index Key	0001520245
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000219333
Shareholder Report [Line Items]
Fund Name	Floating Rate Fund
Class Name	Z Class
Trading Symbol	(TRIZX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - Z Class	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Leveraged loans strongly advanced and outpaced most fixed income alternatives in the year ended May 31, 2024, amid growing expectations that the Federal Reserve would keep interest rates “higher for longer.” The resilient economy, investors’ healthy risk appetite, and favorable technical conditions also supported the asset class’s performance.

  Compared with the style-specific Morningstar LSTA Performing Loan Index, credit selection in the services sector aided relative performance, driven by our holdings in Ultimate Kronos Group and Ascend Learning. Asurion was a leading contributor in the wireless communications sector. Its dominant market position, solid credit profile, and near-term revenue visibility—as well as an attractive coupon—support our conviction.

  Selection among cable operators detracted, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless they took a haircut to their claims. Our conservative positioning relative to the style-specific benchmark held back gains as loans from several fundamentally challenged issuers we did not own, such as Air Medical, rallied in the strong performance environment.

  The fund seeks high current income and some capital appreciation. Over the past year, we positioned the fund with a bias for discounted paper with shorter-dated maturities from higher-conviction issuers. Greater visibility on the trajectory of short-term interest rates and a high degree of confidence that issuers would be able to access capital markets and refinance the loans 12 to 24 months ahead of maturity supported our participation in these deals.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 3/16/2020
Floating Rate Fund (Z Class)	13.22%	8.58%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 1.82
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	13.68	8.89

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 3,632,550,000
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 12,387,000
InvestmentCompanyPortfolioTurnover	77.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,632,550
Number of Portfolio Holdings	321

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated and Above	2.8%
BB Rated	11.0
BB/B Rated	6.8
B Rated	57.8
B/CCC Rated	1.9
CCC Rated and Below	9.8
Not Rated	6.5
Short-Term Holdings	3.4

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Truist Insurance Holdings	3.4%
HUB International	2.8
Applied Systems	2.3
Cloud Software Group	2.3
UKG	2.3
AssuredPartners	2.2
Asurion	1.7
Epicor Software	1.7
UFC Holdings	1.6
Boxer Parent	1.5

Material Fund Change [Text Block]
C000103068
Shareholder Report [Line Items]
Fund Name	Floating Rate Fund
Class Name	Investor Class
Trading Symbol	(PRFRX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - Investor Class	$82	0.77%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Leveraged loans strongly advanced and outpaced most fixed income alternatives in the year ended May 31, 2024, amid growing expectations that the Federal Reserve would keep interest rates “higher for longer.” The resilient economy, investors’ healthy risk appetite, and favorable technical conditions also supported the asset class’s performance.

  Compared with the style-specific Morningstar LSTA Performing Loan Index, credit selection in the services sector aided relative performance, driven by our holdings in Ultimate Kronos Group and Ascend Learning. Asurion was a leading contributor in the wireless communications sector. Its dominant market position, solid credit profile, and near-term revenue visibility—as well as an attractive coupon—support our conviction.

  Selection among cable operators detracted, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless they took a haircut to their claims. Our conservative positioning relative to the style-specific benchmark held back gains as loans from several fundamentally challenged issuers we did not own, such as Air Medical, rallied in the strong performance environment.

  The fund seeks high current income and some capital appreciation. Over the past year, we positioned the fund with a bias for discounted paper with shorter-dated maturities from higher-conviction issuers. Greater visibility on the trajectory of short-term interest rates and a high degree of confidence that issuers would be able to access capital markets and refinance the loans 12 to 24 months ahead of maturity supported our participation in these deals.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Floating Rate Fund (Investor Class)	12.38%	4.90%	4.15%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	13.68	5.73	4.91

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 3,632,550,000
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 12,387,000
InvestmentCompanyPortfolioTurnover	77.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,632,550
Number of Portfolio Holdings	321

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated and Above	2.8%
BB Rated	11.0
BB/B Rated	6.8
B Rated	57.8
B/CCC Rated	1.9
CCC Rated and Below	9.8
Not Rated	6.5
Short-Term Holdings	3.4

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Truist Insurance Holdings	3.4%
HUB International	2.8
Applied Systems	2.3
Cloud Software Group	2.3
UKG	2.3
AssuredPartners	2.2
Asurion	1.7
Epicor Software	1.7
UFC Holdings	1.6
Boxer Parent	1.5

Material Fund Change [Text Block]
C000103069
Shareholder Report [Line Items]
Fund Name	Floating Rate Fund
Class Name	Advisor Class
Trading Symbol	(PAFRX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - Advisor Class	$103	0.97%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Leveraged loans strongly advanced and outpaced most fixed income alternatives in the year ended May 31, 2024, amid growing expectations that the Federal Reserve would keep interest rates “higher for longer.” The resilient economy, investors’ healthy risk appetite, and favorable technical conditions also supported the asset class’s performance.

  Compared with the style-specific Morningstar LSTA Performing Loan Index, credit selection in the services sector aided relative performance, driven by our holdings in Ultimate Kronos Group and Ascend Learning. Asurion was a leading contributor in the wireless communications sector. Its dominant market position, solid credit profile, and near-term revenue visibility—as well as an attractive coupon—support our conviction.

  Selection among cable operators detracted, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless they took a haircut to their claims. Our conservative positioning relative to the style-specific benchmark held back gains as loans from several fundamentally challenged issuers we did not own, such as Air Medical, rallied in the strong performance environment.

  The fund seeks high current income and some capital appreciation. Over the past year, we positioned the fund with a bias for discounted paper with shorter-dated maturities from higher-conviction issuers. Greater visibility on the trajectory of short-term interest rates and a high degree of confidence that issuers would be able to access capital markets and refinance the loans 12 to 24 months ahead of maturity supported our participation in these deals.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Floating Rate Fund (Advisor Class)	12.15%	4.70%	3.98%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	13.68	5.73	4.91

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 3,632,550,000
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 12,387,000
InvestmentCompanyPortfolioTurnover	77.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,632,550
Number of Portfolio Holdings	321

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated and Above	2.8%
BB Rated	11.0
BB/B Rated	6.8
B Rated	57.8
B/CCC Rated	1.9
CCC Rated and Below	9.8
Not Rated	6.5
Short-Term Holdings	3.4

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Truist Insurance Holdings	3.4%
HUB International	2.8
Applied Systems	2.3
Cloud Software Group	2.3
UKG	2.3
AssuredPartners	2.2
Asurion	1.7
Epicor Software	1.7
UFC Holdings	1.6
Boxer Parent	1.5

Material Fund Change [Text Block]
C000177200
Shareholder Report [Line Items]
Fund Name	Floating Rate Fund
Class Name	I Class
Trading Symbol	(TFAIX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - I Class	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Leveraged loans strongly advanced and outpaced most fixed income alternatives in the year ended May 31, 2024, amid growing expectations that the Federal Reserve would keep interest rates “higher for longer.” The resilient economy, investors’ healthy risk appetite, and favorable technical conditions also supported the asset class’s performance.

  Compared with the style-specific Morningstar LSTA Performing Loan Index, credit selection in the services sector aided relative performance, driven by our holdings in Ultimate Kronos Group and Ascend Learning. Asurion was a leading contributor in the wireless communications sector. Its dominant market position, solid credit profile, and near-term revenue visibility—as well as an attractive coupon—support our conviction.

  Selection among cable operators detracted, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless they took a haircut to their claims. Our conservative positioning relative to the style-specific benchmark held back gains as loans from several fundamentally challenged issuers we did not own, such as Air Medical, rallied in the strong performance environment.

  The fund seeks high current income and some capital appreciation. Over the past year, we positioned the fund with a bias for discounted paper with shorter-dated maturities from higher-conviction issuers. Greater visibility on the trajectory of short-term interest rates and a high degree of confidence that issuers would be able to access capital markets and refinance the loans 12 to 24 months ahead of maturity supported our participation in these deals.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/29/2016
Floating Rate Fund (I Class)	12.64%	5.05%	4.66%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	0.96
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	13.68	5.73	5.38

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 3,632,550,000
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 12,387,000
InvestmentCompanyPortfolioTurnover	77.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,632,550
Number of Portfolio Holdings	321

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated and Above	2.8%
BB Rated	11.0
BB/B Rated	6.8
B Rated	57.8
B/CCC Rated	1.9
CCC Rated and Below	9.8
Not Rated	6.5
Short-Term Holdings	3.4

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Truist Insurance Holdings	3.4%
HUB International	2.8
Applied Systems	2.3
Cloud Software Group	2.3
UKG	2.3
AssuredPartners	2.2
Asurion	1.7
Epicor Software	1.7
UFC Holdings	1.6
Boxer Parent	1.5

Material Fund Change [Text Block]